Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available-for-sale securities	$ 3,915,000	$ 13,511,000
Asset-backed and mortgage-backed securities impairment		1,600,000
Net unrealized gain loss on investments	$ 200,000	$ 200,000